Operating segments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments
Revenue	₽ 41,135	₽ 40,622	₽ 35,941
Cost of revenues	(18,022)	(16,494)	(14,075)
Segment net revenue	23,113
Credit loss expense	(336)	(90)	12
Share of gain/(loss) of an associate and a joint venture	306	663	258
Profit (loss) before tax	20,616	14,365	11,954
Income tax expense	(3,080)	(3,119)	(2,513)
Profit (loss) from continuing operations	17,536	11,246	9,441
Net profit/(loss)	17,536	8,938	4,887
Discontinued operations
Disclosure of operating segments
Revenue		2,614	3,395
Cost of revenues		(764)	(2,085)
Credit loss expense		(780)	(654)
Profit (loss) before tax		(2,509)	(5,575)
Income tax expense		201	1,021
Net profit/(loss)		(2,308)	(4,554)
Continuing and discontinued operations
Disclosure of operating segments
Revenue		43,236	39,336
Cost of revenues		(17,258)	(16,160)
Segment net revenue		25,978	23,176
Profit (loss) before tax		11,856	6,379
Income tax expense		(2,918)	(1,492)
PS
Disclosure of operating segments
Revenue	37,934
Cost of revenues	(16,834)
Segment net revenue	21,100
PS | Continuing and discontinued operations
Disclosure of operating segments
Revenue		38,490	34,700
Cost of revenues		(15,853)	(13,735)
Segment net revenue		22,637	20,965
CFS | Continuing and discontinued operations
Disclosure of operating segments
Revenue		1,198	1,575
Cost of revenues		(132)	(236)
Segment net revenue		1,066	1,339
RB | Continuing and discontinued operations
Disclosure of operating segments
Revenue		1,151	1,339
Cost of revenues		(603)	(1,829)
Segment net revenue		548	(490)
CO
Disclosure of operating segments
Revenue	3,201
Cost of revenues	(1,188)
Segment net revenue	2,013
CO | Continuing and discontinued operations
Disclosure of operating segments
Revenue		2,397	1,722
Cost of revenues		(670)	(360)
Segment net revenue		1,727	1,362
Operating segments
Disclosure of operating segments
Overheads	(9,610)
Credit loss expense	(336)
Depreciation, amortization and impairment	(795)
Share of gain/(loss) of an associate and a joint venture	306
Other gains and losses	34
Profit (loss) before tax	12,712
Income tax expense	(3,118)
Net profit/(loss)	9,594
Operating segments | Continuing and discontinued operations
Disclosure of operating segments
Overheads		(11,271)	(13,435)
Credit loss expense		(870)	(642)
Depreciation, amortization and impairment		(929)	(996)
Share of gain/(loss) of an associate and a joint venture		663	323
Other gains and losses		(376)	(103)
Profit (loss) before tax		13,195	8,323
Income tax expense		(2,891)	(1,644)
Net profit/(loss)		10,304	6,679
Operating segments | PS
Disclosure of operating segments
Overheads	(6,379)
Credit loss expense	(116)
Depreciation, amortization and impairment	(688)
Other gains and losses	(85)
Profit (loss) before tax	13,832
Income tax expense	(2,861)
Net profit/(loss)	10,971
Operating segments | PS | Continuing and discontinued operations
Disclosure of operating segments
Overheads		(5,997)	(5,581)
Credit loss expense		(25)	13
Depreciation, amortization and impairment		(666)	(665)
Other gains and losses		(320)	(16)
Profit (loss) before tax		15,629	14,716
Income tax expense		(3,021)	(2,611)
Net profit/(loss)		12,608	12,105
Operating segments | CFS | Continuing and discontinued operations
Disclosure of operating segments
Overheads		(1,204)	(3,103)
Credit loss expense		(788)	(646)
Depreciation, amortization and impairment		(54)	(44)
Other gains and losses		(17)	(30)
Profit (loss) before tax		(997)	(2,484)
Income tax expense		204	503
Net profit/(loss)		(793)	(1,981)
Operating segments | RB | Continuing and discontinued operations
Disclosure of operating segments
Overheads		(1,298)	(2,127)
Credit loss expense		8	(8)
Depreciation, amortization and impairment		(111)	(187)
Other gains and losses		(54)	(46)
Profit (loss) before tax		(907)	(2,858)
Income tax expense		126	541
Net profit/(loss)		(781)	(2,317)
Operating segments | CO
Disclosure of operating segments
Overheads	(3,231)
Credit loss expense	(220)
Depreciation, amortization and impairment	(107)
Share of gain/(loss) of an associate and a joint venture	306
Other gains and losses	119
Profit (loss) before tax	(1,120)
Income tax expense	(257)
Net profit/(loss)	(1,377)
Operating segments | CO | Continuing and discontinued operations
Disclosure of operating segments
Overheads		(2,772)	(2,624)
Credit loss expense		(65)	(1)
Depreciation, amortization and impairment		(98)	(100)
Share of gain/(loss) of an associate and a joint venture		663	323
Other gains and losses		15	(11)
Profit (loss) before tax		(530)	(1,051)
Income tax expense		(200)	(77)
Net profit/(loss)		(730)	(1,128)
Material reconciling items, gain on disposal of an associatte
Disclosure of operating segments
Profit (loss) before tax	8,177
Net profit/(loss)	8,177
Material reconciling items, fair value adjustments recorded on business combinations and their amortization
Disclosure of operating segments
Profit (loss) before tax	(241)
Net profit/(loss)	(241)
Material reconciling items, fair value adjustments recorded on business combinations and their amortization | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax		(337)	(479)
Net profit/(loss)		(337)	(479)
Material reconciling items, impairment of non-current assets
Disclosure of operating segments
Profit (loss) before tax	(24)
Net profit/(loss)	(24)
Material reconciling items, impairment of non-current assets | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax		(134)	(792)
Net profit/(loss)		(134)	(792)
Material reconciling items, share-based payments
Disclosure of operating segments
Profit (loss) before tax	(8)
Net profit/(loss)	(8)
Material reconciling items, share-based payments | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax		(43)	(464)
Net profit/(loss)		(43)	(464)
Material reconciling items, offering expenses | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax		(71)	(79)
Net profit/(loss)		(71)	(79)
Material reconciling items, loss on forward contract to sell Sovest loans' portfolio | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax		(712)
Net profit/(loss)		(712)
Material reconciling items, loss on disposal of subsidiary | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax		(42)
Net profit/(loss)		(42)
Material reconciling items, foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax			(130)
Net profit/(loss)			(130)
Material reconciling items, effect from taxation
Disclosure of operating segments
Net profit/(loss)	₽ 38
Material reconciling items, effect from taxation | Continuing and discontinued operations
Disclosure of operating segments
Net profit/(loss)		₽ (27)	₽ 152